Equity (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Equity [Abstract]
Disclosure of detailed information about number of shares issued [text block]
No of shares

	March 31, 2024	March 31, 2023
Issued as of April 01	182,835,369	182,742,369
Issued for cash	-	-
Issued for consideration other than cash	-	-
Exercise of share options	497,091	93,000
Issued as of March 31	183,332,460	182,835,369
Value (₹) (‘000)	1,846,146	1,841,168

Summary of fully paid compulsorily convertible debentures
	2024	2023

Compulsorily convertible Debentures issued to Kotak Data Center Fund	2,723,924	-
	2,723,924	-